The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 46.5%
	AGGREGATE BOND — 3.8%
3,897	AB High Yield ETF	$142,234
44,212	iShares Yield Optimized Bond ETF	991,649
		1,133,883
	BROAD BASED — 0.2%
2,736	Invesco DB Commodity Index Tracking Fund*	60,301
	BROAD MARKET — 2.3%
5,704	Schwab Fundamental U.S. Broad Market Index ETF	348,515
2,704	Vanguard U.S. Quality Factor ETF	341,974
		690,489
	CONSUMER STAPLES — 2.6%
9,805	Invesco S&P SmallCap Consumer Staples ETF	376,592
1,986	Vanguard Consumer Staples ETF	379,247
		755,839
	CONVERTIBLE — 0.0%
73	iShares Convertible Bond ETF	5,737
	CORPORATE — 20.8%
46,920	Franklin Senior Loan ETF	1,139,687
15,075	iShares 0-5 Year High Yield Corporate Bond ETF	636,466
6,367	iShares Investment Grade Bond Factor ETF	288,075
35,938	Principal Active High Yield ETF	677,791
8,770	SPDR Portfolio Intermediate Term Corporate Bond ETF	287,919
27,197	SPDR Portfolio Short Term Corporate Bond ETF	809,927
45,460	VanEck IG Floating Rate ETF	1,143,319
6,282	Vanguard Long-Term Corporate Bond ETF	503,502
15,226	Xtrackers Short Duration High Yield Bond ETF	675,552
		6,162,238
	EMERGING MARKETS — 1.0%
4,349	Columbia EM Core ex-China ETF	131,644
999	Schwab Fundamental Emerging Markets Large Co. Index ETF	27,113
3,624	SPDR S&P Emerging Markets Dividend ETF	117,853
		276,610
	GLOBAL — 0.8%
1,872	SPDR Global Dow ETF	222,791
	GOVERNMENT — 1.7%
5,214	iShares 7-10 Year Treasury Bond ETF	502,577
	INTERNATIONAL — 1.8%
1,509	iShares Currency Hedged MSCI EAFE Small-Cap ETF	44,217

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
2,651	Schwab Fundamental International Large Co. Index ETF	$89,418
3,798	SPDR Portfolio Developed World ex-US ETF	129,170
2,702	Vanguard FTSE Developed Markets ETF	129,426
3,699	WisdomTree Global ex-US Quality Dividend Growth Fund	136,826
		529,057
	LARGE-CAP — 5.0%
574	Invesco QQQ Trust Series 1	235,064
5,835	Schwab Fundamental U.S. Large Co. Index ETF	361,420
2,756	Schwab U.S. Large-Cap Growth ETF	228,638
7,657	SPDR Portfolio S&P 500 Value ETF	357,046
1,779	Vanguard Mega Cap ETF	301,149
		1,483,317
	MID-CAP — 4.3%
2,490	Invesco S&P MidCap 400 Pure Value ETF	289,911
2,627	Invesco S&P Midcap 400 Revenue ETF	275,914
2,627	Invesco S&P MidCap Momentum ETF	235,931
4,316	JPMorgan Market Expansion Enhanced Equity ETF	231,812
1,082	Vanguard Mid-Cap Growth ETF	237,575
		1,271,143
	PRECIOUS METALS — 0.6%
4,674	abrdn Physical Silver Shares ETF*	106,427
2,083	iShares Gold Trust*	81,299
		187,726
	SMALL-CAP — 1.4%
3,997	Dimensional U.S. Small Cap ETF	238,301
2,830	Invesco S&P SmallCap Momentum ETF	160,336
		398,637
	THEMATIC — 0.2%
1,810	Global X U.S. Infrastructure Development ETF	62,373
	Total Exchange-Traded Funds
	(Cost $13,175,092)	13,742,718
	MUTUAL FUNDS — 45.8%
	AGGREGATE BOND — 9.8%
31,194	Allspring Core Plus Bond Fund - Class R6	354,678
135,779	DFA Diversified Fixed Income Portfolio - Class Institutional	1,245,091
71,720	Vanguard Core Bond Fund - Admiral Shares	1,305,311
		2,905,080
	BLEND BROAD MARKET — 1.0%
8,494	DFA U.S. Core Equity 1 Portfolio - Class Institutional	306,289

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 2.1%
9,629	DFA U.S. Large Co. Portfolio - Class Institutional	$304,459
4,393	Schwab S&P 500 Index Fund - Class Select	321,117
		625,576
	BLEND MID CAP — 1.2%
10,434	Vanguard Strategic Equity Fund - Class Investor	358,507
	EMERGING MARKET STOCK — 0.3%
1,192	New World Fund, Inc. - Class F-3	89,372
	EMERGING MARKETS BOND — 9.8%
138,019	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	1,152,463
75,246	Vanguard Emerging Markets Bond Fund - Class Admiral	1,743,447
		2,895,910
	FOREIGN AGGREGATE BOND — 9.3%
78,442	DFA Short Duration Real Return Portfolio - Class Institutional	804,814
176,373	Dodge & Cox Global Bond Fund - Class I	1,929,526
		2,734,340
	FOREIGN BLEND — 2.2%
3,009	DFA International Small Co. Portfolio - Class Institutional	58,111
19,619	Dimensional Global Equity Portfolio - Class Institutional	597,784
		655,895
	FOREIGN VALUE — 1.8%
5,301	American Beacon EAM International Small Cap Fund - Class R5	88,851
2,164	DFA International Small Cap Value Portfolio - Class Institutional	45,941
4,562	DFA International Value Portfolio - Class Institutional	91,281
19,333	Dodge & Cox Global Stock Fund - Class I	288,442
		514,515
	GENERAL CORPORATE BOND — 3.2%
101,233	T Rowe Price Institutional Floating Rate Fund - Class Institutional	957,666
	GROWTH BROAD MARKET — 1.7%
9,036	New Perspective Fund - Class R-6	505,384
	GROWTH LARGE CAP — 1.0%
5,541	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	287,261
	GROWTH SMALL CAP — 0.6%
1,700	Vanguard Explorer Fund - Class Admiral	175,504
	VALUE LARGE CAP — 1.1%
4,530	Vanguard Windsor Fund - Class Admiral	328,081

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 0.7%
7,462	Vanguard Selected Value Fund - Class Investor	$215,661
	Total Mutual Funds
	(Cost $13,326,187)	13,555,041
	MONEY MARKET FUNDS — 7.7%
1,296,846	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.27%[1]	1,296,846
989,867	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.17%[1]	989,867
	Money Market Funds
	(Cost $2,286,713)	2,286,713
	TOTAL INVESTMENTS — 100.0%
	(Cost $28,787,992)	29,584,472
	Other Assets in Excess of Liabilities — 0.0%	9,134
	TOTAL NET ASSETS — 100.0%	$29,593,606

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2023.